Acquisitions & Divestitures - Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jul. 09, 2019	Dec. 31, 2018
Acquisitions
Goodwill	$ 59,617	$ 58,222		$ 36,265
Red Hat, Inc.
Acquisitions
Goodwill	$ 23,000		$ 22,985
Expected percent of goodwill deductible for tax purposes	6.00%
Cloud & Cognitive Software | Red Hat, Inc.
Acquisitions
Goodwill	$ 18,400
Global Technology Services | Red Hat, Inc.
Acquisitions
Goodwill	3,100
Global Business Services | Red Hat, Inc.
Acquisitions
Goodwill	1,100
Systems | Red Hat, Inc.
Acquisitions
Goodwill	$ 400